Rule 497(e)
                                                File Nos. 33-36556 and 811-6154

                                   SUPPLEMENT

           Dated April 4, 2001 to Prospectus dated September 11, 2000

                  SMITH BARNEY (SM) INTERNATIONAL LARGE CAP FUND

    On or about April 4, 2001, Citibank, N.A., the fund's investment adviser and administrator, expects to transfer its asset management business, including investment management and administration of the fund, to its newly formed affiliate, Citi Fund Management Inc. The fund anticipates that the current Citibank personnel will continue to manage and administer the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.

FD 02276 0301


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                                                                    Rule 497(e)
                                                File Nos. 33-36556 and 811-6154

                                   SUPPLEMENT

           Dated April 4, 2001 to Statement of Additional Information
                            dated September 11, 2000

                  SMITH BARNEY SM INTERNATIONAL LARGE CAP FUND

    On or about April 4, 2001, Citibank, N.A., the fund's investment adviser and administrator, expects to transfer its asset management business, including investment management and administration of the fund, to its newly formed affiliate, Citi Fund Management Inc. The fund anticipates that the current Citibank personnel will continue to manage and administer the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.